Nationwide Target Destination Funds

Fund Prospectus


February 28, 2008 (as revised August 18, 2008)


Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                                                                 Funds(SM)

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
FUND AND CLASS                                                            TICKER
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
Nationwide Destination 2010 Fund Class A                                   NWDAX
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Nationwide Destination 2010 Fund Class C                                   NWDCX
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Nationwide Destination 2010 Fund Class R1                                  NWDRX
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Nationwide Destination 2010 Fund Class R2                                  NWDBX
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Nationwide Destination 2010 Fund Institutional Class                       NWDIX
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Nationwide Destination 2010 Fund Institutional Service Class               NWDSX
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Nationwide Destination 2015 Fund Class A                                   NWEAX
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Nationwide Destination 2015 Fund Class C                                   NWECX
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Nationwide Destination 2015 Fund Class R1                                  NWERX
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Nationwide Destination 2015 Fund Class R2                                  NWEBX
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Nationwide Destination 2015 Fund Institutional Class                       NWEIX
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Nationwide Destination 2015 Fund Institutional Service Class               NWESX
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Nationwide Destination 2020 Fund Class A                                   NWAFX
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Nationwide Destination 2020 Fund Class C                                   NWFCX
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Nationwide Destination 2020 Fund Class R1                                  NWFRX
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Nationwide Destination 2020 Fund Class R2                                  NWFTX
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Nationwide Destination 2020 Fund Institutional Class                       NWFIX
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Nationwide Destination 2020 Fund Institutional Service Class               NWFSX
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Nationwide Destination 2025 Fund Class A                                   NWHAX
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Nationwide Destination 2025 Fund Class C                                   NWHCX
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Nationwide Destination 2025 Fund Class R1                                  NWHRX
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Nationwide Destination 2025 Fund Class R2                                  NWHBX
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Nationwide Destination 2025 Fund Institutional Class                       NWHIX
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Nationwide Destination 2025 Fund Institutional Service Class               NWHSX
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Nationwide Destination 2030 Fund Class A                                   NWIAX
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Nationwide Destination 2030 Fund Class C                                   NWICX
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Nationwide Destination 2030 Fund Class R1                                  NWIRX
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Nationwide Destination 2030 Fund Class R2                                  NWBIX
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Nationwide Destination 2030 Fund Institutional Class                       NWIIX
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Nationwide Destination 2030 Fund Institutional Service Class               NWISX
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Nationwide Destination 2035 Fund Class A                                   NWLAX
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Nationwide Destination 2035 Fund Class C                                   NWLCX
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Nationwide Destination 2035 Fund Class R1                                  NWLRX
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Nationwide Destination 2035 Fund Class R2                                  NWLBX
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Nationwide Destination 2035 Fund Institutional Class                       NWLIX
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Nationwide Destination 2035 Fund Institutional Service Class               NWLSX
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Nationwide Destination 2040 Fund Class A                                   NWMAX
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Nationwide Destination 2040 Fund Class C                                   NWMCX
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Nationwide Destination 2040 Fund Class R1                                  NWMRX
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Nationwide Destination 2040 Fund Class R2                                  NWMDX
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Nationwide Destination 2040 Fund Institutional Class                       NWMHX
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Nationwide Destination 2040 Fund Institutional Service Class               NWMSX
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Nationwide Destination 2045 Fund Class A                                   NWNAX
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Nationwide Destination 2045 Fund Class C                                   NWNCX
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Nationwide Destination 2045 Fund Class R1                                  NWNRX
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Nationwide Destination 2045 Fund Class R2                                  NWNBX
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Nationwide Destination 2045 Fund Institutional Class                       NWNIX
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Nationwide Destination 2045 Fund Institutional Service Class               NWNSX
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Nationwide Destination 2050 Fund Class A                                   NWOAX
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Nationwide Destination 2050 Fund Class C                                   NWOCX
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Nationwide Destination 2050 Fund Class R1                                  NWORX
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Nationwide Destination 2050 Fund Class R2                                  NWOBX
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Nationwide Destination 2050 Fund Institutional Class                       NWOIX
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Nationwide Destination 2050 Fund Institutional Service Class               NWOSX
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Nationwide Retirement Income Fund Class A                                  NWRAX
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Nationwide Retirement Income Fund Class C                                  NWRCX
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Nationwide Retirement Income Fund Class R1                                 NWRRX
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Nationwide Retirement Income Fund Class R2                                 NWRBX
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Nationwide Retirement Income Fund Institutional Class                      NWRIX
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Nationwide Retirement Income Fund Institutional Service Class              NWRSX
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

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TABLE OF CONTENTS

   3       SECTION 1: FUND SUMMARIES AND PERFORMANCE
           Nationwide Destination 2010 Fund
           Nationwide Destination 2015 Fund
           Nationwide Destination 2020 Fund
           Nationwide Destination 2025 Fund
           Nationwide Destination 2030 Fund
           Nationwide Destination 2035 Fund
           Nationwide Destination 2040 Fund
           Nationwide Destination 2045 Fund
           Nationwide Destination 2050 Fund
           Nationwide Retirement Income Fund

   17      SECTION 2: FUND DETAILS
           Additional Information about Investments,
              Investment Strategies and Risks

   18      SECTION 3: FUND MANAGEMENT
           Investment Adviser
           Portfolio Management

   19      SECTION 4: INVESTING WITH NATIONWIDE FUNDS
           Choosing a Share Class
           Sales Charges and Fees
           Revenue Sharing
           Contacting Nationwide Funds
           Buying Shares
           Fair Value Pricing
           In-Kind Purchases
           Customer Identification Information
           Accounts with Low Balances
           Exchanging Shares
           Automatic Withdrawal Program
           Selling Shares
           Excessive or Short-Term Trading
           Exchange and Redemption Fees

   31      SECTION 5: DISTRIBUTIONS AND TAXES
           Income and Capital Gains Distributions
           Selling and Exchanging Shares
           Rebalancing Target Asset Allocations
           Other Tax Jurisdictions
           Tax Status for Retirement Plans and Other
              Tax-Deferred Accounts
           Backup Withholding
           Excess Inclusion Income

   33      SECTION 6: MULTI-MANAGER STRUCTURE

   34      SECTION 7: FINANCIAL HIGHLIGHTS

   44      APPENDIX: DESCRIPTION OF UNDERLYING INVESTMENTS

                                                   TARGET DESTINATION SERIES | 1

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Nationwide Target Destination Funds

INTRODUCTION TO THE TARGET DESTINATION FUNDS

This prospectus provides information about the ten mutual funds identified below (the "Funds"), the shares of which are offered by Nationwide Mutual Funds (the "Trust" or "Nationwide Funds").

Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Each Fund is intended to:

o provide a solution for investors seeking to achieve their retirement financial objectives through a professionally developed asset allocation program.

o maximize long-term investment return through broadly diversified investment options tailored to a specific target retirement date.

Each Fund is a "fund of funds" that invests in affiliated and unaffiliated mutual funds (including exchange-traded funds) and short-term investments representing a variety of asset classes.

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A NOTE ABOUT SHARE CLASSES

Each Fund has six different share classes - Class A, Class C, Class R1, Class R2, Institutional Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Although each Fund is currently managed by Nationwide Fund Advisors, the Funds' investment adviser ("NFA" or the "Adviser"), each Fund may employ a "multi-manager" structure, which means that the Adviser, as each Fund's investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with the Adviser, for a Fund without shareholder approval. The Adviser believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See
Section 6: Multi-Manager Structure for more information.

2 | TARGET DESTINATION SERIES

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SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE

INVESTMENT OBJECTIVE

Each Fund (except the Nationwide Retirement Income Fund) seeks capital appreciation and income consistent with its current asset allocation. The Nationwide Retirement Income Fund seeks to provide current income consistent with capital preservation and, as a secondary investment objective, capital appreciation. A Fund's investment objective is non-fundamental and can be changed without shareholder approval.

PRINCIPAL STRATEGIES

Each Fund seeks to achieve its objective by investing in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the target date designated in the Fund's name (or, in the case of the Nationwide Retirement Income Fund, have reached the approximate age of 85 years). Depending on its proximity to its target date, each Fund employs a different combination of investments among different asset classes in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Fund's allocations to different asset classes will become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Choosing a Fund with an earlier target retirement date represents a more conservative approach, with typically greater investment in bonds and short-term investments. Choosing a Fund with a later target retirement date represents a more aggressive approach, with typically greater investment in stocks.

At a Fund's target date, the Fund will continue to become more conservative over the next 20 years. When a Fund reaches 20 years beyond its target date, the Adviser expects to recommend that the Trust's Board of Trustees approve combining such Fund with the Nationwide Retirement Income Fund, which offers investors the most conservative allocation scheme and the most income-oriented portfolio available among the Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Retirement Income Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.

The asset classes in which the Funds may invest include, but are not limited to, U.S. stocks, international and emerging market stocks, real estate investment trusts ("REITs"), commodity-linked instruments, bonds (U.S., international and emerging markets) and short-term investments.

Each Fund is a "fund-of-funds" that invests in underlying portfolios of Nationwide Funds and unaffiliated mutual funds (including exchange-traded funds) (each, an "Underlying Fund" or collectively, "Underlying Funds") that collectively represent several asset classes. Many of the Underlying Funds are "index" funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Funds also invest in certain non-index Underlying Funds, which also invest directly in equity, bond or other securities, but which feature a more active approach to portfolio management. You could purchase shares of most of the Underlying Funds directly. However, the Funds offer the added benefits of a professional asset allocation program at a risk level considered appropriate to each Fund's target date and an extra measure of diversification.

For each Fund, the Adviser establishes an anticipated allocation among different asset classes based on the year identified in the Fund's name. Within each anticipated asset class allocation, the Adviser selects the Underlying Funds and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Fund's portfolio manager reviews the allocations among the asset classes and Underlying Funds on a routine basis. The Adviser will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Fund and in order to help achieve each Fund's investment objective. The Funds generally assume an investor's target retirement age of 65; this age is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. Investors also should be aware that the Funds are not a complete financial solution to one's retirement needs - you should consider many factors when selecting a target retirement date, such as when to retire, what your financial needs will be, and what other sources of income you may have.

                                                   TARGET DESTINATION SERIES | 3

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SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (CONT.)

Listed in the tables below for each Fund are the target allocations for the different asset classes that have been established by the Adviser as of the date of this Prospectus. These asset class allocations will change over time in order to meet each Fund's objective or as economic and/or market conditions warrant. Until a stated target allocation is itself changed, day-to-day market activity will likely cause a Fund's asset allocations to fluctuate from the stated target.

Under ordinary circumstances, the Adviser will rebalance the assets of each Fund periodically in order to conform its actual allocations to those stated in the then current prospectus. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.


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ASSET CLASSES                                        TARGET ASSET ALLOCATIONS
                                                 2010   2015   2020   2025   2030
                                                 FUND   FUND   FUND   FUND   FUND
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
U.S. STOCKS

   U.S. LARGE CAP                                 25%    25%    26%    28%    30%

   (CONSISTS OF UNDERLYING FUNDS THAT
   GENERALLY INVEST IN COMPANIES WITH MARKET
   CAPITALIZATIONS SIMILAR TO COMPANIES IN THE
   STANDARD & POOR'S 500(R) INDEX.)
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   U.S. MID CAP                                    9%     9%    10%    12%    13%

   (CONSISTS OF UNDERLYING FUNDS THAT
   GENERALLY INVEST IN COMPANIES WITH MARKET
   CAPITALIZATIONS SIMILAR TO COMPANIES IN THE
   S&P MID CAP 400(R) INDEX.)
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   U.S. SMALL CAP                                  4%     5%     6%     8%     8%

   (CONSISTS OF UNDERLYING FUNDS THAT
   GENERALLY INVEST IN COMPANIES WITH MARKET
   CAPITALIZATIONS SIMILAR TO COMPANIES IN THE
   RUSSELL 2000(R) INDEX.)
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INTERNATIONAL STOCKS                              13%    15%    17%    18%    21%
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EMERGING MARKET STOCKS                             2%     2%     3%     3%     4%
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REITS                                              2%     2%     3%     3%     3%
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COMMODITIES                                        4%     4%     4%     4%     5%
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INTERMEDIATE TERM BONDS                           12%    14%    16%    13%    11%
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INFLATION-PROTECTED BONDS                         12%    11%     9%     7%     4%
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HIGH YIELD BONDS                                   2%     1%    --     --     --
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INTERNATIONAL BONDS                                5%     4%    --     --     --
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SHORT-TERM BONDS                                   8%     7%     5%     3%    --
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MONEY MARKET INSTRUMENTS                           2%     1%     1%     1%     1%
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


4 | TARGET DESTINATION SERIES

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SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (CONT.)

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ASSET CLASSES                                            TARGET ASSET ALLOCATIONS
                                                 2035   2040   2045   2050    RETIREMENT
                                                 FUND   FUND   FUND   FUND   INCOME FUND
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
U.S. STOCKS

   U.S. LARGE CAP                                 30%    32%    30%    28%           18%

   (CONSISTS OF UNDERLYING FUNDS THAT
   GENERALLY INVEST IN COMPANIES WITH MARKET
   CAPITALIZATIONS SIMILAR TO COMPANIES IN THE
   STANDARD & POOR'S 500(R) INDEX.)
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   U.S. MID CAP                                   13%    13%    13%    13%            2%

   (CONSISTS OF UNDERLYING FUNDS THAT
   GENERALLY INVEST IN COMPANIES WITH MARKET
   CAPITALIZATIONS SIMILAR TO COMPANIES IN THE
   S&P MID CAP 400(R) INDEX.)
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   U.S. SMALL CAP                                 10%    12%    12%    12%           --

   (CONSISTS OF UNDERLYING FUNDS THAT
   GENERALLY INVEST IN COMPANIES WITH MARKET
   CAPITALIZATIONS SIMILAR TO COMPANIES IN THE
   RUSSELL 2000(R) INDEX.)
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INTERNATIONAL STOCKS                              23%    24%    24%    25%            5%
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EMERGING MARKET STOCKS                             4%     5%     6%     7%           --
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REITS                                              4%     4%     5%     5%            2%
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COMMODITIES                                        5%     5%     5%     5%            3%
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INTERMEDIATE TERM BONDS                           10%     4%     4%     4%            7%
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INFLATION-PROTECTED BONDS                         --     --     --     --            24%
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HIGH YIELD BONDS                                  --     --     --     --             2%
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INTERNATIONAL BONDS                               --     --     --     --             8%
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SHORT-TERM BONDS                                  --     --     --     --            18%
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MONEY MARKET INSTRUMENTS                           1%     1%     1%     1%           11%
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

PRINCIPAL RISKS

There is no guarantee that a Fund will achieve its investment objective.

Investments in each Fund are subject to risks related to the Fund's allocation strategy. In general, a Fund with a later target date is expected to be more volatile, and thus riskier, because of its greater allocation to equity securities than a Fund with an earlier target date. A Fund at its target date through the next 20 years is expected to be less volatile than a Fund in its "pre-target date" stage. The Nationwide Retirement Income Fund, which is the vehicle intended to serve investors who are approximately 20 years beyond a Fund's target date, is expected to be the least volatile of the Funds due to the Nationwide Retirement Income Fund's further reduced exposure to equity securities. Because a Fund's allocation may not match a particular investor's retirement goal, an investor may find that he or she does not have the desired level of retirement assets available when the investor has a need to withdraw funds.

As with any mutual fund, the value of each Fund's investments - and therefore, the value of each Fund's shares - may fluctuate. These changes may occur because of the following risks:

RISKS ASSOCIATED WITH THE FUNDS

ASSET ALLOCATION RISK - Each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

PERFORMANCE RISK - Each Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund's performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.

RETIREMENT GOAL RISK - An investor may have different retirement needs than the allocation model anticipates.

RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE - There are certain risks associated with a structure whereby a Target Destination Fund invests primarily in other mutual funds. In managing the Target Destination Funds, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is

                                                   TARGET DESTINATION SERIES | 5
also the investment adviser to most of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Target Destination Funds. It is important to note, however, that, the Adviser has a fiduciary duty to each Target Destination Fund and must act in each Target Destination Fund's best interests.

RISKS ASSOCIATED WITH STOCKS

STOCK MARKET RISK refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o     corporate earnings;

o     production;

o     management;

o     sales and

o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-capitalization stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

MID-CAP AND SMALL-CAP RISK - Investments in medium-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because the stocks of mid-cap and small-cap companies are usually less stable in price and less liquid. To the extent an Underlying Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

RISKS ASSOCIATED WITH INTERNATIONAL STOCKS AND BONDS

FOREIGN SECURITIES RISK is the risk that international stocks and bonds may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

o     political and economic instability;

o     the impact of currency exchange rate fluctuations;

o     reduced information about issuers;

o     higher transaction costs;

o     less stringent regulatory and accounting standards and

o     delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

To the extent that an Underlying Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

FOREIGN CUSTODY RISK - a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

CURRENCY EXCHANGE RISK - securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

RISKS ASSOCIATED WITH BONDS AND SHORT-TERM INVESTMENTS

INTEREST RATE RISK is the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security's price will be to interest rate changes.

CREDIT RISK is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be

6 | TARGET DESTINATION SERIES
lowered, which could negatively affect the prices of the securities an Underlying Fund owns. This risk is particularly high for high-yield bonds and lower-rated convertible securities.

INFLATION RISK is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

EXTENSION RISK is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by an Underlying Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities' interest rates to be too low for a longer-term investment.

PREPAYMENT RISK is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Underlying Fund's income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK - These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

LOWER-RATED SECURITIES RISK - refers to the possibility that an Underlying Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Underlying Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. An Underlying Fund's investments in lower-rated securities may involve the following specific risks:

o greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due;

o wider price fluctuations due to changing interest rates and/or adverse economic and business developments and

o     greater risk of loss due to declining credit quality.

TIPS BOND RISK - TIPS are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

ADDITIONAL RISKS THAT MAY AFFECT THE FUNDS

INDEX FUND RISK - Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

DERIVATIVES RISK - the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when the financial assets to which the

                                                   TARGET DESTINATION SERIES | 7
derivatives are linked (e.g., security prices, currency rates, interest rates) change in unexpected ways. Some Underlying Funds may invest in derivatives, primarily commodity-linked instruments, futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

o the other party to the derivatives contract may fail to fulfill its obligations;

o the use of derivatives may reduce liquidity and make the Underlying Fund harder to value, especially in declining markets;

o the Underlying Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts and

o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EXCHANGE TRADED FUNDS RISK - the risk associated with a particular exchange-traded fund ("ETF") corresponds closely to the risk of the asset subclass the Fund is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata portion of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

EVENT RISK - the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the corporation's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

NON-DIVERSIFIED FUND RISK - certain Underlying Funds may be non-diversified, meaning they may hold larger positions in fewer securities than other funds. As a result, a single security's increase or decrease in value may have a greater impact on the Underlying Fund's net asset value and total return.

INITIAL PUBLIC OFFERING RISK - availability of initial public offerings ("IPOs") may be limited and an Underlying Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk. To the extent an Underlying Fund invests in REITs, the Underlying Fund may be subject to these risks.

REDEMPTION FEE RISK - certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares. Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as "market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity. The Funds do not intend to engage in market timing in Underlying Fund shares. However, each Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of such Fund's own shares, to conduct periodic rebalancing of the Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself. While the portfolio manager will attempt to conduct each Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio manager is not successful in minimizing their impact.

PORTFOLIO TURNOVER RISK - The portfolio managers of some Underlying Funds may engage in active and frequent trading of portfolio securities if the portfolio managers believe that this will be beneficial. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

o     increase share price volatility and

o     result in additional tax consequences for Fund shareholders.

If the value of a Fund's investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Funds did not complete one full year of operations as of the date of this Prospectus.

8 | TARGET DESTINATION SERIES

FEES AND EXPENSES

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds' expenses you may pay indirectly through ownership of shares of the Funds.


---------------------------------------------------------------------------------------------------------------------------
DESTINATION 2010 FUND
                                                                                            INSTITUTIONAL    INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY              CLASS A     CLASS C     CLASS R1    CLASS R2   SERVICE CLASS            CLASS
FROM YOUR INVESTMENT)(1)                      SHARES      SHARES       SHARES      SHARES          SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                             5.75%(2)    None         None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                              None(3)     1.00%(4)     None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                              0.33%       0.33%        0.33%       0.33%           0.33%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%       1.00%        0.65%       0.50%           None             None
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                               0.25%       None         0.25%       0.25%           0.25%            None
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                        0.83%       1.33%        1.23%       1.08%           0.58%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)          0.32%       0.32%        0.32%       0.32%           0.32%            0.32%
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND ANNUAL
OPERATING EXPENSES                              1.15%       1.65%        1.55%       1.40%           0.90%            0.65%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

DESTINATION 2015 FUND
                                                                                            INSTITUTIONAL    INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY              CLASS A     CLASS C     CLASS R1    CLASS R2   SERVICE CLASS            CLASS
FROM YOUR INVESTMENT)(1)                      SHARES      SHARES       SHARES      SHARES          SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                             5.75%(2)    None         None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                              None(3)     1.00%(4)     None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                              0.33%       0.33%        0.33%       0.33%           0.33%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%       1.00%        0.65%       0.50%           None             None
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                               0.25%       None         0.25%       0.25%           0.25%            None
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                        0.83%       1.33%        1.23%       1.08%           0.58%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)          0.31%       0.31%        0.31%       0.31%           0.31%            0.31%
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                       1.14%       1.64%        1.54%       1.39%           0.89%            0.64%
---------------------------------------------------------------------------------------------------------------------------


                                                   TARGET DESTINATION SERIES | 9

---------------------------------------------------------------------------------------------------------------------------
DESTINATION 2020 FUND
                                                                                            INSTITUTIONAL    INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY              CLASS A     CLASS C     CLASS R1   CLASS R2    SERVICE CLASS            CLASS
FROM YOUR INVESTMENT)(1)                      SHARES      SHARES       SHARES     SHARES           SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                             5.75%(2)    None         None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                              None(3)     1.00%(4)     None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                              0.33%       0.33%        0.33%       0.33%           0.33%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%       1.00%        0.65%       0.50%           None             None
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                               0.25%       None         0.25%       0.25%           0.25%            None
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                        0.83%       1.33%        1.23%       1.08%           0.58%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)          0.32%       0.32%        0.32%       0.32%           0.32%            0.32%
--------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                       1.15%       1.65%        1.55%       1.40%           0.90%            0.65%
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
DESTINATION 2025 FUND
                                                                                            INSTITUTIONAL    INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY              CLASS A     CLASS C     CLASS R1    CLASS R2   SERVICE CLASS            CLASS
FROM YOUR INVESTMENT)(1)                      SHARES      SHARES       SHARES      SHARES          SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                             5.75%(2)    None         None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                              None(3)     1.00%(4)     None        None            None             None
---------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                              0.33%       0.33%        0.33%       0.33%           0.33%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%       1.00%        0.65%       0.50%           None             None
---------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                               0.25%       None         0.25%       0.25%           0.25%            None
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                        0.83%       1.33%        1.23%       1.08%           0.58%            0.33%
---------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)          0.30%       0.30%        0.30%       0.30%           0.30%            0.30%
---------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                       1.13%       1.63%        1.53%       1.38%           0.88%            0.63%
---------------------------------------------------------------------------------------------------------------------------


 10 | TARGET DESTINATION SERIES

------------------------------------------------------------------------------------------------------------------------
DESTINATION 2030 FUND
                                                                                          INSTITUTIONAL   INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY            CLASS A     CLASS C      CLASS R1   CLASS R2   SERVICE CLASS           CLASS
FROM YOUR INVESTMENT)(1)                    SHARES      SHARES        SHARES     SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                           5.75%(2)    None          None       None            None            None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                            None(3)     1.00%(4)      None       None            None            None
------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                            0.33%       0.33%         0.33%      0.33%           0.33%           0.33%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees      0.25%       1.00%         0.65%      0.50%           None            None
------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                             0.25%       None          0.25%      0.25%           0.25%           None
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                      0.83%       1.33%         1.23%      1.08%           0.58%           0.33%
------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)        0.32%       0.32%         0.32%      0.32%           0.32%           0.32%
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                     1.15%       1.65%         1.55%      1.40%           0.90%           0.65%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DESTINATION 2035 FUND
                                                                                          INSTITUTIONAL   INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY            CLASS A     CLASS C      CLASS R1   CLASS R2   SERVICE CLASS           CLASS
FROM YOUR INVESTMENT)(1)                    SHARES      SHARES        SHARES     SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                           5.75%(2)    None          None       None            None            None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                            None(3)     1.00%(4)      None       None            None            None
------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                            0.33%       0.33%         0.33%      0.33%           0.33%           0.33%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees      0.25%       1.00%         0.65%      0.50%           None            None
------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                             0.25%       None          0.25%      0.25%           0.25%           None
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                      0.83%       1.33%         1.23%      1.08%           0.58%           0.33%
------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)        0.33%       0.33%         0.33%      0.33%           0.33%           0.33%
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                     1.16%       1.66%         1.56%      1.41%           0.91%           0.66%
------------------------------------------------------------------------------------------------------------------------


                                                  TARGET DESTINATION SERIES | 11

------------------------------------------------------------------------------------------------------------------------
DESTINATION 2040 FUND
                                                                                          INSTITUTIONAL   INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY            CLASS A     CLASS C      CLASS R1   CLASS R2   SERVICE CLASS           CLASS
FROM YOUR INVESTMENT)(1)                    SHARES      SHARES        SHARES     SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                           5.75%(2)    None          None       None            None            None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                            None(3)     1.00%(4)      None       None            None            None
------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                            0.33%       0.33%         0.33%      0.33%           0.33%           0.33%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees      0.25%       1.00%         0.65%      0.50%           None            None
------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                             0.25%       None          0.25%      0.25%           0.25%           None
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                      0.83%       1.33%         1.23%      1.08%           0.58%           0.33%
------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)        0.32%       0.32%         0.32%      0.32%           0.32%           0.32%
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                     1.15%       1.65%         1.55%      1.40%           0.90%           0.65%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DESTINATION 2045 FUND
                                                                                          INSTITUTIONAL   INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY            CLASS A     CLASS C      CLASS R1   CLASS R2   SERVICE CLASS           CLASS
FROM YOUR INVESTMENT)(1)                    SHARES      SHARES        SHARES     SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                          5.75%(2)     None          None       None            None            None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                            None(3)     1.00%(4)      None       None            None            None
------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                            0.33%       0.33%         0.33%      0.33%           0.33%           0.33%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees      0.25%       1.00%         0.65%      0.50%           None            None
------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                             0.25%       None          0.25%      0.25%           0.25%           None
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                      0.83%       1.33%         1.23%      1.08%           0.58%           0.33%
------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)        0.32%       0.32%         0.32%      0.32%           0.32%           0.32%
------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                     1.15%       1.65%         1.55%      1.40%           0.90%           0.65%
------------------------------------------------------------------------------------------------------------------------


12 | TARGET DESTINATION SERIES

----------------------------------------------------------------------------------------------------------------------------
DESTINATION 2050 FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                              INSTITUTIONAL   INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY               CLASS A      CLASS C      CLASS R1   CLASS R2   SERVICE CLASS           CLASS
FROM YOUR INVESTMENT)(1)                       SHARES       SHARES        SHARES     SHARES          SHARES          SHARES
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                              5.75%(2)     None          None       None            None            None
----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                               None(3)      1.00%(4)      None       None            None            None
----------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                               0.33%        0.33%         0.33%      0.33%           0.33%           0.33%
----------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees         0.25%        1.00%         0.65%      0.50%           None            None
----------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                                0.25%        None          0.25%      0.25%           0.25%           None
----------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                         0.83%        1.33%         1.23%      1.08%           0.58%           0.33%
----------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)           0.33%        0.33%         0.33%      0.33%           0.33%           0.33%
----------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                        1.16%        1.66%         1.56%      1.41%           0.91%           0.66%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RETIREMENT INCOME FUND
                                                                                              INSTITUTIONAL   INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY               CLASS A      CLASS C      CLASS R1   CLASS R2   SERVICE CLASS           CLASS
FROM YOUR INVESTMENT)(1)                       SHARES       SHARES        SHARES     SHARES          SHARES          SHARES
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
the offering price)                              5.75%(2)     None          None       None            None            None
----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                               None(3)      1.00%(4)      None       None            None            None
----------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------------
Management Fees(5)                               0.33%        0.33%         0.33%      0.33%           0.33%           0.33%
----------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees         0.25%        1.00%         0.65%      0.50%           None            None
----------------------------------------------------------------------------------------------------------------------------
Other Expenses(6)                                0.25%        None          0.25%      0.25%           0.25%           None
----------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING
EXPENSES                                         0.83%        1.33%         1.23%      1.08%           0.58%           0.33%
----------------------------------------------------------------------------------------------------------------------------
Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses(7)           0.30%        0.30%         0.30%      0.30%           0.30%           0.30%
----------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES                        1.13%        1.63%         1.53%      1.38%           0.88%           0.63%
----------------------------------------------------------------------------------------------------------------------------


                                                  TARGET DESTINATION SERIES | 13

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. Section 4, Investing with Nationwide Funds:
      Purchasing Class A Shares without a Sales Charge.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class - Class C Shares.

5 "Management Fees" represents a unified fee structure under which the Adviser has agreed to provide or arrange to provide for a variety of investment advisory and non-advisory services to the Funds. Under the unified fee structure, the Adviser is responsible for payment of substantially all of a Fund's operating expenses, except for the cost of investment securities or other investment assets, taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, share certificates representing shares of the Trust, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund's business.

6 Class A, Class R1, Class R2 and Institutional Service Class shares are subject to an administrative services plan pursuant to which each such share class pays an administrative services fee of 0.25%.

      "Other Expenses" are estimated based on each Fund's projected average net assets for the current fiscal year ending October 31, 2008, since the Funds had operated for less than six months of the previous fiscal year.


7 Because the Funds invest primarily in other mutual funds, including Nationwide Funds, they are shareholders of those Underlying Funds. The Underlying Funds do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments.


14 | TARGET DESTINATION SERIES

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example also reflects the fees and expenses of the Underlying Funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any fee waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
DESTINATION 2010 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   685    $   919
--------------------------------------------------------------------------------
Class C shares                                                    268        520
--------------------------------------------------------------------------------
Class R1 shares                                                   158        490
--------------------------------------------------------------------------------
Class R2 shares                                                   143        443
--------------------------------------------------------------------------------
Institutional Service Class                                        92        287
--------------------------------------------------------------------------------
Institutional Class shares                                         66        208
--------------------------------------------------------------------------------
DESTINATION 2015 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   685    $   916
--------------------------------------------------------------------------------
Class C shares                                                    267        517
--------------------------------------------------------------------------------
Class R1 shares                                                   157        486
--------------------------------------------------------------------------------
Class R2 shares                                                   142        440
--------------------------------------------------------------------------------
Institutional Service Class                                        91        284
--------------------------------------------------------------------------------
Institutional Class shares                                         65        205
--------------------------------------------------------------------------------
DESTINATION 2020 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   685    $   919
--------------------------------------------------------------------------------
Class C shares                                                    268        520
--------------------------------------------------------------------------------
Class R1 shares                                                   158        490
--------------------------------------------------------------------------------
Class R2 shares                                                   143        443
--------------------------------------------------------------------------------
Institutional Service Class                                        92        287
--------------------------------------------------------------------------------
Institutional Class shares                                         66        208
--------------------------------------------------------------------------------
DESTINATION 2025 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   684    $   913
--------------------------------------------------------------------------------
Class C shares                                                    266        514
--------------------------------------------------------------------------------
Class R1 shares                                                   156        483
--------------------------------------------------------------------------------
Class R2 shares                                                   140        437
--------------------------------------------------------------------------------
Institutional Service Class                                        90        281
--------------------------------------------------------------------------------
Institutional Class shares                                         64        202
--------------------------------------------------------------------------------
DESTINATION 2030 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   685    $   919
--------------------------------------------------------------------------------
Class C shares                                                    268        520
--------------------------------------------------------------------------------
Class R1 shares                                                   158        490
--------------------------------------------------------------------------------
Class R2 shares                                                   143        443
--------------------------------------------------------------------------------
Institutional Service Class                                        92        287
--------------------------------------------------------------------------------
Institutional Class shares                                         66        208
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
DESTINATION 2035 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   686    $   922
--------------------------------------------------------------------------------
Class C shares                                                    269        523
--------------------------------------------------------------------------------
Class R1 shares                                                   159        493
--------------------------------------------------------------------------------
Class R2 shares                                                   144        446
--------------------------------------------------------------------------------
Institutional Service Class                                        93        290
--------------------------------------------------------------------------------
Institutional Class shares                                         67        211
--------------------------------------------------------------------------------
DESTINATION 2040 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   685    $   919
--------------------------------------------------------------------------------
Class C shares                                                    268        520
--------------------------------------------------------------------------------
Class R1 shares                                                   158        490
--------------------------------------------------------------------------------
Class R2 shares                                                   143        443
--------------------------------------------------------------------------------
Institutional Service Class                                        92        287
--------------------------------------------------------------------------------
Institutional Class shares                                         66        208
--------------------------------------------------------------------------------
DESTINATION 2045 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   685    $   919
--------------------------------------------------------------------------------
Class C shares                                                    268        520
--------------------------------------------------------------------------------
Class R1 shares                                                   158        490
--------------------------------------------------------------------------------
Class R2 shares                                                   143        443
--------------------------------------------------------------------------------
Institutional Service Class                                        92        287
--------------------------------------------------------------------------------
Institutional Class shares                                         66        208
--------------------------------------------------------------------------------
DESTINATION 2050 FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   686    $   922
--------------------------------------------------------------------------------
Class C shares                                                    269        523
--------------------------------------------------------------------------------
Class R1 shares                                                   159        493
--------------------------------------------------------------------------------
Class R2 shares                                                   144        446
--------------------------------------------------------------------------------
Institutional Service Class                                        93        290
--------------------------------------------------------------------------------
Institutional Class shares                                         67        211
--------------------------------------------------------------------------------
RETIREMENT INCOME FUND
--------------------------------------------------------------------------------
Class A shares*                                               $   684    $   913
--------------------------------------------------------------------------------
Class C shares                                                    266        514
--------------------------------------------------------------------------------
Class R1 shares                                                   156        483
--------------------------------------------------------------------------------
Class R2 shares                                                   140        437
--------------------------------------------------------------------------------
Institutional Service Class                                        90        281
--------------------------------------------------------------------------------
Institutional Class shares                                         64        202
--------------------------------------------------------------------------------


*     Assumes a CDSC does not apply.

--------------------------------------------------------------------------------

                                                  TARGET DESTINATION SERIES | 15

--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares**:


                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
DESTINATION 2010 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  168   $   520
-------------------------------------------------------------------------------
DESTINATION 2015 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  167   $   517
-------------------------------------------------------------------------------
DESTINATION 2020 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  168   $   520
-------------------------------------------------------------------------------
DESTINATION 2025 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  166   $   514
-------------------------------------------------------------------------------
DESTINATION 2030 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  168   $   520
-------------------------------------------------------------------------------
DESTINATION 2035 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  169   $   523
-------------------------------------------------------------------------------
DESTINATION 2040 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  168   $   520
-------------------------------------------------------------------------------
DESTINATION 2045 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  168   $   520
-------------------------------------------------------------------------------
DESTINATION 2050 FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  169   $   523
-------------------------------------------------------------------------------
RETIREMENT INCOME FUND
-------------------------------------------------------------------------------
Class C shares                                                 $  166   $   514
-------------------------------------------------------------------------------


** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R1, Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

--------------------------------------------------------------------------------

16 | TARGET DESTINATION SERIES

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES

The Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Funds.

First, the Adviser determines each Fund's asset class allocations. The Adviser bases this decision on each Fund's anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. The Adviser has engaged lbbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to the Adviser in connection with the development and periodic review of a Fund's target allocations and selection of Underlying Funds. However, the Adviser ultimately has sole responsibility for determining each Fund's asset class allocations and its investments in Underlying Funds.

Second, once the asset allocation is determined, the Adviser selects the Underlying Funds. In general, a Fund may not invest in all Underlying Funds identified in the Appendix, but instead may select a limited number of Underlying Funds considered most appropriate for each Fund's investment objective and target date. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund's investment strategy, risk profile and historical performance.

The potential rewards and risks associated with each Fund depend on both the asset class allocations and the chosen mix of Underlying Funds. The Adviser periodically reviews asset class allocations and continually monitors the mix of Underlying Funds, and will make changes either to the asset class allocations, the mix of Underlying Funds, or the Underlying Funds themselves in seeking to meet the investment objective of each Fund. There can be no guarantee, however, that any of the Funds will meet its respective objective.

Many of the Underlying Funds in which the Adviser plans to invest, such as index funds and ETFs, follow "passive" investment strategies. Unlike active managers, portfolio managers that follow passive investment strategies do not buy or sell securities based on analysis of economic, market or individual security analysis. Instead, the portfolio managers of these Underlying Funds seek to assemble portfolios of securities expected to approximately match the performance of specifically designated indexes. The portfolio managers generally make changes to such Underlying Fund portfolio holdings only as needed to maintain alignment with the respective index. A potential benefit of passively managed index funds is low shareholder expenses, which may enhance returns.

A description of the Underlying Funds, both passively and actively managed, and the types of securities in which they invest can be found in the Appendix.

TEMPORARY INVESTMENTS

Each of the Funds intends to be fully invested in accordance with its investment objective and strategies under normal circumstances. However, pending investment of cash balances or anticipated redemption activity, or if the Adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Each Fund posts onto the Trust's internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

                                                  TARGET DESTINATION SERIES | 17

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Nationwide Fund Advisors ("NFA" or the "Adviser"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Trust's Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers, if applicable, and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.


The Adviser determines the asset allocation for each Fund, selects the appropriate mix of Underlying Funds, places trades in exchange-traded funds and monitors the performance and positioning of the Underlying Funds. For these services, each Fund pays the Adviser a unified management fee of 0.33% of the Fund's average daily net assets. Out of that fee, the Adviser pays substantially all of the expenses of managing and operating a Fund except Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest, brokerage fees, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization or any other expenses not incurred in the ordinary course of a Fund's business.


The unified management fee paid to the Adviser does not include, and is in addition to, the indirect investment management fees and other operating expenses that the Funds pay as shareholders of an affiliated or unaffiliated Underlying Fund. The Adviser and the Board of Trustees concur that the fees paid to the Adviser are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.


Effective August 1, 2008, the unified management fee for each Fund was reduced from 0.50% to 0.33%. As a result of this reduction, the Adviser and the Trust agreed to terminate the Fee Waiver Agreement dated August 28, 2007 relating to the Funds.


A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Funds is available in the Funds' annual report to shareholders covering the period ending October 31, 2007.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Funds' portfolio manager and is responsible for the day-to-day management of the allocation of each Fund's assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he manages various asset allocation fund products.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Funds he manages, if any.

18 | TARGET DESTINATION SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS

CHOOSING A SHARE CLASS

--------------------------------------------------------------------------------

When selecting a share class, you should consider the following:

o     which share classes are available to you;

o     how long you expect to own your shares;

o     how much you intend to invest;

o     total costs and expenses associated with a particular share class and

o     whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

--------------------------------------------------------------------------------

The Funds offer several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors.

In addition, the Funds offer Class R1, Class R2, Institutional Service Class and Institutional Class shares, which are available only to certain investors.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

--------------------------------------------------------------------------------

COMPARING CLASS A AND CLASS C SHARES

CLASSES AND CHARGES                      POINTS TO CONSIDER
CLASS A SHARES

Front-end sales charge                   A front-end sales charge means that
up to 5.75%                              a portion of your initial investment
                                         goes toward the sales charge and is
                                         not invested.

Contingent deferred                      Reduction and waivers of sales
sales charge (CDSC)(1)                   charges may be available.

Annual service and/or                    Total annual operating expenses are
12b-1 fee of 0.25%                       lower than Class C expenses, which
                                         means higher dividends and/or net
Administrative services                  asset value ("NAV") per share.
fee up to 0.25%
                                         No conversion feature.

                                         No maximum investment amount.

--------------------------------------------------------------------------------

CLASS C SHARES

CDSC of 1.00%                            No front-end sales charge means
                                         your full investment immediately
                                         goes toward buying shares.

                                         No reduction of CDSC, but waivers
                                         may be available.

                                         The CDSC declines to zero after
                                         one year.

Annual service and/or                    Total annual operating expenses are
12b-1 fee of 1.00%                       higher than Class A expenses, which
                                         means lower dividends and/or NAV
No administrative                        per share.
services fee
                                         No conversion feature.

                                         Maximum investment amount of
                                         1,000,000(2). Larger investments may
                                         be rejected.

--------------------------------------------------------------------------------

1. Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.50% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2.    This limit was calculated based on a one-year holding period.

                                                  TARGET DESTINATION SERIES | 19

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES


--------------------------------------------------------------------------------
                         SALES CHARGE AS A PERCENTAGE OF
                         -------------------------------
                                                                        DEALER
                                                   NET AMOUNT    COMMISSION AS
AMOUNT OF                          OFFERING          INVESTED    PERCENTAGE OF
PURCHASE                              PRICE   (APPROXIMATELY)   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                      5.75%             6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                     4.75              4.99             4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                   3.50              3.63             3.00
--------------------------------------------------------------------------------
$250,000 to $499,999                   2.50              2.56             2.00
--------------------------------------------------------------------------------
$500,000 to $999,999                   2.00              2.04             1.75
--------------------------------------------------------------------------------
$1 million or more                     None              None             None*
--------------------------------------------------------------------------------

* Dealer may be eligible for a finders fee as described in "Purchasing Class A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market
      Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o SHARE REPURCHASE PRIVILEGE. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A and Class C shares with your purchases of Class B and Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

20 | TARGET DESTINATION SERIES

--------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGES

Front-end sales charges on Class A shares are waived for the following purchasers:

o investors who are former participants of retirement plans administered by Nationwide that hold Class R1 or R2 shares and who are rolling over their investments into individual retirement accounts;

o investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the "Distributor") to waive sales charges;

o directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;

o any investor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);

o     retirement plans;

o     investment advisory clients of the Adviser and its affiliates and

o directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

--------------------------------------------------------------------------------

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge
(CDSC) of up to 0.50% applies if a "finders fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

o if you are eligible to purchase Class A shares without a sales charge for another reason;

o     no finders fee was paid or

o to shares acquired through reinvestment of dividends or capital gains distributions.

--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

--------------------------------------------------------------------------------
AMOUNT OF                            $1 MILLION       $4 MILLION
PURCHASE                          TO $3,999,999   TO $24,999,999   $25 MILLION
--------------------------------------------------------------------------------
If sold within                        18 months        18 months     18 months
--------------------------------------------------------------------------------
Amount of CDSC                             0.50%            0.35%         0.15%
--------------------------------------------------------------------------------

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

--------------------------------------------------------------------------------

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A AND CLASS C SHARES

The CDSC is waived on:

o the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

o Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

o mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts and

o redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares

                                                  TARGET DESTINATION SERIES | 21
that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares" for a list of situations where a CDSC is not charged.

--------------------------------------------------------------------------------

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer Class R1, Class R2, Institutional Service Class and Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes. Eligibility criteria for Class R1 and Class R2 shares are the same, but these classes offer different levels of distribution and/or administrative servicing compensation in order to meet different financial intermediaries' differing compensation requirements or levels of support provided.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o     the level of distribution and administrative services the plan requires;

o     the total expenses of the share class and

o     the appropriate level and type of fee to compensate the intermediary.

An intermediary may receive different compensation depending on which class is chosen.

--------------------------------------------------------------------------------

CLASS R1 AND CLASS R2 SHARES

Class R1 and Class R2 shares ARE AVAILABLE to retirement plans including:

o     401(k) plans;

o     457 plans;

o     403(b) plans;

o     profit sharing and money purchase pension plans;

o     defined benefit plans;

o     non-qualified deferred compensation plans and

o other retirement accounts in which the retirement plan or the retirement plan's financial services firm has an agreement with the Distributor to use Class R1 or Class R2 shares.

Class R1 and Class R2 shares ARE NOT AVAILABLE to:

o     institutional non-retirement accounts;

o     traditional and Roth IRAs;

o     Coverdell Education Savings Accounts;

o     SEPs and SAR-SEPs;

o     SIMPLE IRAs;

o     one-person Keogh plans;

o     individual 403(b) plans or

o     529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or

o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o retirement plans for which no third-party administrator receives compensation from the Funds;

o institutional advisory accounts of the Adviser's affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;

o rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

22 | TARGET DESTINATION SERIES

o registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or

o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C, Class R1 and Class R2 shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services.

These 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C, Class R1 and Class R2 shares pay the Distributor annual amounts not exceeding the following:

--------------------------------------------------------------------------------
CLASS                            AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares                   0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class C shares                   1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class R1 shares                  0.65% (0.25% of which may be either a
                                 distribution or service fee)
--------------------------------------------------------------------------------
Class R2 shares                  0.50% (0.25% of which may be either a
                                 distribution or service fee)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class R1, Class R2 and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees as described above.) These fees are paid by these Funds to broker-dealers or other financial intermediaries which provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for each of Class A, Class R1, Class R2 and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Because these fees are paid out of a Fund's Class A, Class R1, Class R2 and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively, "Nationwide Funds Group" or "NFG") often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Revenue sharing payments are paid from NFG's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds' assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

o     the Distributor and other affiliates of the Adviser;

o     broker-dealers;

o     financial institutions and

o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive

                                                  TARGET DESTINATION SERIES | 23
for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

CONTACTING NATIONWIDE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

AUTOMATED VOICE RESPONSE Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o     make transactions;

o     hear fund price information and

o     obtain mailing and wiring instructions.

INTERNET Go to WWW.NATIONWIDEFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

o     download Fund prospectuses;

o     obtain information on the Nationwide Funds;

o     access your account information and

o     request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

BY FAX 614-428-3278.

24 | TARGET DESTINATION SERIES

FUND TRANSACTIONS-CLASS A AND CLASS C SHARES

All transaction orders must be received by the Funds' transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

------------------------------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                                                  HOW TO EXCHANGE* OR SELL** SHARES
BE SURE TO SPECIFY THE CLASS OF SHARES YOU WISH TO PURCHASE.       * EXCHANGE PRIVILEGES MAY BE AMENDED OR DISCONTINUED UPON
EACH FUND MAY REJECT ANY ORDER TO BUY SHARES AND MAY SUSPEND       60-DAYS WRITTEN NOTICE TO SHAREHOLDERS.
THE OFFERING OF SHARES AT ANY TIME.
                                                                   ** A MEDALLION SIGNATURE GUARANTEE MAY BE REQUIRED. SEE
                                                                   "MEDALLION SIGNATURE GUARANTEE" BELOW.
------------------------------------------------------------------------------------------------------------------------------------

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has            THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has
relationships with certain brokers and other financial             relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase, exchange     intermediaries who are authorized to accept purchase, exchange
and redemption orders for the Funds. Your transaction is           and redemption orders for the Funds. Your transaction is
processed at the NAV next calculated after the Funds' agent or     processed at the NAV next calculated after the Funds' agent or
an authorized intermediary receives your order in proper form.     an authorized intermediary receives your order in proper form.
------------------------------------------------------------------------------------------------------------------------------------

BY MAIL. Complete an application and send with a check made        BY MAIL OR FAX. You may request an exchange or redemption by
payable to: Nationwide Funds. Payment must be made in U.S.         mailing or faxing a letter to Nationwide Funds. The letter must
dollars and drawn on a U.S. bank. THE FUNDS DO NOT ACCEPT CASH,    include your account number(s) and the name(s) of the Fund(s) you
STARTER CHECKS, THIRD-PARTY CHECKS, TRAVELERS' CHECKS, CREDIT      wish to exchange from and to. The letter must be signed by all
CARD CHECKS OR MONEY ORDERS.                                       account owners. We reserve the right to request original
                                                                   documents for any faxed requests.
------------------------------------------------------------------------------------------------------------------------------------

BY TELEPHONE. You will have automatic telephone privileges         BY TELEPHONE. You will have automatic telephone privileges
unless you decline this option on your application. The Funds      unless you decline this option on your application. The Funds
follow procedures to confirm that telephone instructions are       follow procedures to confirm that telephone instructions are
genuine and will not be liable for any loss, injury, damage or     genuine and will not be liable for any loss, injury, damage or
expense that results from executing such instructions. The         expense that results from executing such instructions. The Funds
Funds may revoke telephone privileges at any time, without         may revoke telephone privileges at any time, without notice to
notice to shareholders.                                            shareholders. For redemptions, shareholders who own shares in an
                                                                   IRA account should call 800-848-0920.

                                                                   ADDITIONAL INFORMATION FOR SELLING SHARES. A check made payable to the shareholder(s) of record will be mailed to the address of record.

                                                                   The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
------------------------------------------------------------------------------------------------------------------------------------

ON-LINE. Transactions may be made through the Nationwide Funds'    ON-LINE. Transactions may be made through the Nationwide Funds'
website. However, the Funds may discontinue on-line                website. However, the Funds may discontinue on-line transactions
transactions of Fund shares at any time.                           of Fund shares at any time.
------------------------------------------------------------------------------------------------------------------------------------

BY BANK WIRE. You may have your bank transmit funds by federal     BY BANK WIRE. The Funds can wire the proceeds of your redemption
funds wire to the Funds' custodian bank. (The authorization        directly to your account at a commercial bank. A voided check
will be in effect unless you give the Funds written notice of      must be attached to your application. (The authorization will be
its termination.)                                                  in effect unless you give the Funds written notice of its
                                                                   termination.)
o     if you choose this method to open a new account, you must
      call our toll-free number before you wire your investment    o     your proceeds typically will be wired to your bank on the
      and arrange to fax your completed application.                     next business day after your order has been processed.

o     your bank may charge a fee to wire funds.                    o     Nationwide Funds deducts a $20 service fee from the
                                                                         redemption proceeds for this service.
o     the wire must be received by 4:00 p.m. in order to receive
      the current day's NAV.                                       o     your financial institution may also charge a fee for
                                                                         receiving the wire.

                                                                   o     funds sent outside the U.S. may be subject to higher fees.

                                                                   BANK WIRE IS NOT AN OPTION FOR EXCHANGES.
------------------------------------------------------------------------------------------------------------------------------------

BY AUTOMATED CLEARING HOUSE (ACH). You can fund your Nationwide    BY AUTOMATED CLEARING HOUSE (ACH). Your redemption proceeds can
Funds' account with proceeds from your bank via ACH on the         be sent to your bank via ACH on the second business day after
second business day after your purchase order has been             your order has been processed. A voided check must be attached
processed. A voided check must be attached to your application.    to your application. Money sent through ACH should reach your
Money sent through ACH typically reaches Nationwide Funds from     bank in two business days. There is no fee for this service.
your bank in two business days. There is no fee for this           (The authorization will be in effect unless you give the Funds
service. (The authorization will be in effect unless you give      written notice of its termination.)
the Funds written notice of its termination.)
                                                                   ACH IS NOT AN OPTION FOR EXCHANGES.
------------------------------------------------------------------------------------------------------------------------------------

RETIREMENT PLAN PARTICIPANTS should contact their retirement       RETIREMENT PLAN PARTICIPANTS should contact their plan
plan administrator regarding transactions. Retirement plans or     administrator regarding transactions. Retirement plans or their
their administrators wishing to conduct transactions should        administrators wishing to conduct transactions should call our
call our toll-free number.                                        toll-free number.

                                                  TARGET DESTINATION SERIES | 25

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund.

The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund's NAV. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing, as discussed in their respective prospectuses. Shares of exchange-traded funds are valued based on the prices at which they trade on the stock exchanges on which they are listed. Where such market quotations or Underlying Fund NAV are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual "fair valuation" in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will "fair value" securities whose value is affected by a "significant event." Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Board of Trustees.

A "significant event" is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund's NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer's operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund's NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets' perceptions and trading activities on a Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund's shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

o     New Year's Day

o     Martin Luther King, Jr. Day

o     Presidents' Day

o     Good Friday

o     Memorial Day

o     Independence Day

o     Labor Day

o     Thanksgiving Day

o     Christmas Day

o     Other days when the New York Stock Exchange is closed.

26 | TARGET DESTINATION SERIES

--------------------------------------------------------------------------------

MINIMUM INVESTMENTS


CLASS A AND CLASS C SHARES
To open an account                                             $2,000 (per Fund)
To open an IRA account                                         $1,000 (per Fund)
Additional investments                                           $100 (per Fund)
To start an Automatic Asset
Accumulation Plan                                              $1,000 (per Fund)
Additional investments
(Automatic Asset Accumulation Plan)                                         $50
--------------------------------------------------------------------------------
CLASS R1 AND R2 SHARES
To open an account                                                   No Minimum
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
To open an account                                            $50,000 (per Fund)
Additional investments                                               No Minimum

INSTITUTIONAL CLASS SHARES
To open an account                                         $1,000,000 (per Fund)
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
Minimum investment requirements do not apply to purchases by employees of the
Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
--------------------------------------------------------------------------------


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

o     name;

o     date of birth (for individuals);

o residential or business street address (although post office boxes are still permitted for mailing) and

o Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross- referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund's minimum.

o If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, each Fund may waive the quarterly fee.

o Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may exchange your Fund Class A, Class C, Institutional Service Class and Institutional Class shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

o     both accounts have the same registration;

o your first purchase in the new fund meets its minimum investment requirement and

o you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class A, Class C, Institutional Service Class or Institutional Class shares. However,

o if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

                                                  TARGET DESTINATION SERIES | 27

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

EXCHANGES INTO NATIONWIDE MONEY MARKET FUND

You may exchange between Class A, Class C or Institutional Service Class shares of the Funds and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to automatically redeem Class A and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds' transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after a Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o     trading is restricted or

o     an emergency exists (as determined by the Securities and Exchange
      Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o     is engaged in excessive trading or

o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund's then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds' ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

--------------------------------------------------------------------------------

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o     your account address has changed within the last 15 calendar days;

o the redemption check is made payable to anyone other than the registered shareholder;

o     the proceeds are mailed to any address other than the address of record or

o the redemption proceeds are being wired to a bank for which instructions currently are not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

--------------------------------------------------------------------------------

28 | TARGET DESTINATION SERIES

EXCESSIVE OR SHORT-TERM TRADING

The Nationwide Funds seek to discourage excessive or short-term trading (often described as "market timing"). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

o     disrupt portfolio management strategies;

o     increase brokerage and other transaction costs and

o     negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

o restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

o reject transactions that violate the Fund's excessive trading policies or its exchange limits.

In general:

o     an exchange equaling 1% or more of a Fund's NAV may be rejected and

o redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value pricing procedures in place as described above in
Section 4, Investing with Nationwide Funds: Fair Value Pricing.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

                                                  TARGET DESTINATION SERIES | 29

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you sell or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. Redemption fees are not imposed on redemptions or exchanges from the Funds offered in this Prospectus. However, other Nationwide Funds into which you may exchange do impose redemption fees as shown below. Please see the prospectus for the Fund into which you may wish to exchange for further information.


--------------------------------------------------------------------------------
                                                                        MINIMUM
                                                     EXCHANGE/   HOLDING PERIOD
FUND                                            REDEMPTION FEE  (CALENDAR DAYS)
--------------------------------------------------------------------------------
Nationwide International Value Fund                      2.00%               90
--------------------------------------------------------------------------------
Nationwide Micro Cap Equity Fund                         2.00%               90
--------------------------------------------------------------------------------
Nationwide Mid Cap Growth Fund                           2.00%               90
--------------------------------------------------------------------------------
Nationwide U.S. Small Cap Value Fund                     2.00%               90
--------------------------------------------------------------------------------
Nationwide Value Opportunities Fund                      2.00%               90
--------------------------------------------------------------------------------
NorthPointe Small Cap Growth Fund                        2.00%               90
--------------------------------------------------------------------------------
Nationwide Growth Fund                                   2.00%               30
--------------------------------------------------------------------------------
Nationwide Large Cap Value Fund                          2.00%               30
--------------------------------------------------------------------------------
Nationwide Fund                                          2.00%               30
--------------------------------------------------------------------------------
Nationwide Value Fund                                    2.00%               30
--------------------------------------------------------------------------------
Nationwide Bond Fund                                     2.00%                7
--------------------------------------------------------------------------------
Nationwide Bond Index Fund                               2.00%                7
--------------------------------------------------------------------------------
Nationwide Government Bond Fund                          2.00%                7
--------------------------------------------------------------------------------
Nationwide International Index Fund                      2.00%                7
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund                     2.00%                7
--------------------------------------------------------------------------------
Nationwide Short Duration Bond Fund                      2.00%                7
--------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund                            2.00%                7
--------------------------------------------------------------------------------
Nationwide Small Cap Index Fund                          2.00%                7
--------------------------------------------------------------------------------


30 | TARGET DESTINATION SERIES

SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund's then-current NAV until you give the Trust different instructions.

TAX CONSIDERATIONS

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

o distributions are taxable to you at either ordinary income or capital gains tax rates;

o distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

o distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

o for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

o for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and

o distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund's fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

REBALANCING TARGET ASSET ALLOCATIONS

As a Fund rebalances its portfolio or adjusts its exposure to different asset classes, including when a Fund reaches 20 years beyond its target date, the Fund may experience gains and losses on sale of portfolio assets or redemption of shares in an Underlying Fund, which, in turn, may cause a Fund to make additional capital gain distributions to its shareholders. In

                                                  TARGET DESTINATION SERIES | 31
addition, when a Fund reaches 20 years beyond its target date, it is expected that the Fund will be combined with the Nationwide Retirement Income Fund. Such a combination likely would be effected as an acquisition of the assets of the applicable Fund in exchange for shares of the Nationwide Retirement Income Fund at net asset value, with the shares of Nationwide Retirement Income Fund then distributed to shareholders of the applicable Fund. Based on current tax rules, the Adviser expects such a combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of Funds.

At the time the Board of Trustees evaluates a proposed combination, the Board will consider, among other things, the taxability of the proposed combination under the law as it exists at that time. If the Funds are advised by counsel that the combination would have a material adverse tax result for shareholders for federal income tax purposes (or, if the Board otherwise so determines), it is not expected that the combination would take place.

OTHER TAX JURISDICTIONS

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

THIS DISCUSSION OF "DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

32 | TARGET DESTINATION SERIES

SECTION 6 MULTI-MANAGER STRUCTURE

The Adviser has no current plans to hire a subadviser with respect to these Funds. Nevertheless, the Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility and enables them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

o     initial due diligence on prospective Fund subadvisers;

o monitoring subadviser performance, including ongoing analysis and periodic consultations;

o communicating performance expectations and evaluations to the subadvisers and

o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

Where the Adviser recommends subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser's performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

                                                  TARGET DESTINATION SERIES | 33

SECTION 7 NATIONWIDE DESTINATION 2010 FUND

The financial highlights tables are intended to help you understand each Fund's financial performance for the fiscal period from its date of inception (August 29, 2007) through October 31, 2007. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds' financial statements, is included in the Trust's annual reports, which are available upon request.

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                              INVESTMENT ACTIVITIES                    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                                             NET
                                                                        REALIZED
                                         NET ASSET                           AND
                                            VALUE,          NET       UNREALIZED   TOTAL FROM          NET
                                         BEGINNING   INVESTMENT         GAINS ON   INVESTMENT   INVESTMENT           TOTAL
                                         OF PERIOD       INCOME      INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)    $   10.00         0.03             0.54         0.57       (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)    $   10.00         0.04             0.52         0.56       (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)    $   10.00         0.04             0.52         0.56       (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)    $   10.00             (h)          0.56         0.56       (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)    $   10.00         0.05             0.53         0.58       (0.04)          (0.04)
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)    $   10.00         0.05             0.53         0.58       (0.04)          (0.04)
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------

-------------------------------------------------------------------
                                          NET ASSET
                                         VALUE, END           TOTAL
                                          OF PERIOD   RETURN (a)(b)
-------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)    $    10.54           5.74%
-------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)    $    10.53           5.61%
-------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)    $    10.53           5.61%
-------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)    $    10.53           5.64%
-------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)    $    10.54           5.76%
-------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)    $    10.54           5.79%
-------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                         RATIO OF     INVESTMENT
                                                                             RATIO       EXPENSES  INCOME (LOSS)
                                                                            OF NET      (PRIOR TO      (PRIOR TO
                                        NET ASSETS        RATIO OF      INVESTMENT     REIMBURSE-     REIMBURSE-
                                         AT END OF        EXPENSES   INCOME (LOSS)      MENTS) TO      MENTS) TO
                                            PERIOD      TO AVERAGE      TO AVERAGE    AVERAGE NET    AVERAGE NET     PORTFOLIO
                                           (000'S)  NET ASSETS (c)  NET ASSETS (c)  ASSETS (c)(d)  ASSETS (c)(d)  TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)   $        8           0.90%           1.48%          1.36%          1.01%         6.28%
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)   $        1           1.42%           2.01%          1.42%          2.01%         6.28%
------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)   $        1           1.42%           2.01%          1.42%          2.01%         6.28%
------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)   $       79           1.08%           0.05%          1.24%         (0.11%)        6.28%
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)   $        1           0.71%           2.69%          0.71%          2.69%         6.28%
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)   $    1,060           0.33%           3.02%          0.50%          2.85%         6.28%
------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

(h)   The amount is less than $0.005.

34 | TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2015 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT ACTIVITIES                 DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   NET
                                                                              REALIZED
                                                  NET ASSET                        AND
                                                     VALUE,          NET    UNREALIZED   TOTAL FROM          NET
                                                  BEGINNING   INVESTMENT      GAINS ON   INVESTMENT   INVESTMENT           TOTAL
                                                  OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.05          0.54         0.59        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.03          0.55         0.58        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.03          0.55         0.58        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.21          0.38         0.59        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.05          0.55         0.60        (0.04)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.05          0.55         0.60        (0.04)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                        NET ASSET
                                                       VALUE, END           TOTAL
                                                        OF PERIOD   RETURN (a)(b)
----------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)                     $ 10.56            5.94%
----------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)                     $ 10.55            5.81%
----------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)                     $ 10.55            5.81%
----------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)                     $ 10.56            5.94%
----------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)                     $ 10.56            5.97%
----------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)                     $ 10.56            6.00%
----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                        RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIO OF NET
                                                                                             RATIO OF      INVESTMENT
                                                                                RATIO        EXPENSES          INCOME
                                                                               OF NET       (PRIOR TO       (PRIOR TO
                                         NET ASSETS         RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                          AT END OF         EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                             PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                            (000'S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)       $     1             1.06%            2.92%           1.77%           2.21%         1.12%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)       $     1             1.42%            1.86%           1.42%           1.86%         1.12%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)       $     1             1.42%            1.86%           1.42%           1.86%         1.12%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)       $     1             1.06%           11.57%           1.06%          11.57%         1.12%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)       $     1             0.71%            2.57%           0.71%           2.57%         1.12%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)       $ 1,055             0.33%            2.91%           0.50%           2.74%         1.12%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

                                                  TARGET DESTINATION SERIES | 35

SECTION 7 NATIONWIDE DESTINATION 2020 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT ACTIVITIES                 DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   NET
                                                                              REALIZED
                                                  NET ASSET                        AND
                                                     VALUE,          NET    UNREALIZED   TOTAL FROM          NET
                                                  BEGINNING   INVESTMENT      GAINS ON   INVESTMENT   INVESTMENT           TOTAL
                                                  OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.01          0.62         0.63        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.03          0.59         0.62        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.03          0.59         0.62        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.01          0.62         0.63        (0.03)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.04          0.60         0.64        (0.04)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)               $ 10.00         0.05          0.59         0.64        (0.04)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                   NET ASSET
                                                  VALUE, END           TOTAL
                                                   OF PERIOD   RETURN (a)(b)
-----------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)                $ 10.60            6.35%
-----------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)                $ 10.59            6.22%
-----------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)                $ 10.59            6.22%
-----------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)                $ 10.60            6.35%
-----------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)                $ 10.60            6.38%
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)                $ 10.60            6.40%
-----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                        RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        RATIO OF NET
                                                                                            RATIO OF      INVESTMENT
                                                                               RATIO        EXPENSES          INCOME
                                                                              OF NET       (PRIOR TO       (PRIOR TO
                                        NET ASSETS         RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                         AT END OF         EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                            PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000'S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)      $    47             0.85%            0.36%           1.09%           0.12%          1.99%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)      $     1             1.41%            1.62%           1.41%           1.62%          1.99%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)      $     1             1.41%            1.62%           1.41%           1.62%          1.99%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)      $    14             0.88%            0.47%           1.03%           0.32%          1.99%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)      $     1             0.71%            2.33%           0.71%           2.33%          1.99%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)      $ 1,059             0.33%            2.79%           0.50%           2.62%          1.99%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

36 | TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2025 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------
                                                              INVESTMENT ACTIVITIES                  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
                                                                          NET
                                                                     REALIZED
                                         NET ASSET                        AND
                                            VALUE,          NET    UNREALIZED   TOTAL FROM          NET
                                         BEGINNING   INVESTMENT      GAINS ON   INVESTMENT   INVESTMENT           TOTAL
                                         OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)       $10.00         0.01          0.66         0.67        (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)       $10.00         0.03          0.64         0.67        (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)       $10.00         0.03          0.64         0.67        (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)       $10.00         0.03          0.65         0.68        (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)       $10.00         0.04          0.65         0.69        (0.04)          (0.04)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)       $10.00         0.05          0.64         0.69        (0.04)          (0.04)
------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------

-------------------------------------------------------------------
                                          NET ASSET
                                         VALUE, END          TOTAL
                                          OF PERIOD   RETURN (a)(b)
-------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)        $10.64           6.74%
-------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)        $10.64           6.72%
-------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)        $10.64           6.72%
-------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)        $10.65           6.84%
-------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)        $10.65           6.87%
-------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)        $10.65           6.90%
-------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                          RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        RATIO OF NET
                                                                                            RATIO OF      INVESTMENT
                                                                               RATIO        EXPENSES          INCOME
                                                                              OF NET       (PRIOR TO       (PRIOR TO
                                        NET ASSETS         RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                         AT END OF         EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                            PERIOD       TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                           (000'S)   NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)       $   14             0.88%            0.37%           1.23%           0.03%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)       $    1             1.41%            1.50%           1.41%           1.50%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)       $    1             1.41%            1.50%           1.41%           1.50%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)       $    1             1.06%            1.86%           1.06%           1.86%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)       $    1             0.70%            2.21%           0.70%           2.21%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)       $1,064             0.33%            2.57%           0.50%           2.40%          0.96%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

                                                  TARGET DESTINATION SERIES | 37

SECTION 7 NATIONWIDE DESTINATION 2030 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------
                                                                    INVESTMENT ACTIVITIES                   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  NET
                                                                             REALIZED
                                              NET ASSET          NET              AND
                                                 VALUE,   INVESTMENT       UNREALIZED   TOTAL FROM          NET
                                              BEGINNING       INCOME         GAINS ON   INVESTMENT   INVESTMENT           TOTAL
                                              OF PERIOD       (LOSS)      INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)           $ 10.00           --(h)          0.75         0.75        (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)           $ 10.00         0.02             0.73         0.75        (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)           $ 10.00         0.02             0.73         0.75        (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)           $ 10.00        (0.01)            0.76         0.75        (0.03)          (0.03)
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)           $ 10.00         0.04             0.73         0.77        (0.04)          (0.04)
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)           $ 10.00         0.04             0.73         0.77        (0.04)          (0.04)
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                               NET ASSET
                                              VALUE, END           TOTAL
                                               OF PERIOD   RETURN (a)(b)
-------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)            $ 10.72            7.54%
-------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)            $ 10.72            7.52%
-------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)            $ 10.72            7.52%
-------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)            $ 10.72            7.54%
-------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)            $ 10.73            7.67%
-------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)            $ 10.73            7.70%
-------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        RATIO OF NET
                                                                                             RATIO OF     INVESTMENT
                                                                                 RATIO       EXPENSES  INCOME (LOSS)
                                                                                OF NET      (PRIOR TO      (PRIOR TO
                                            NET ASSETS        RATIO OF      INVESTMENT     REIMBURSE-     REIMBURSE-
                                             AT END OF        EXPENSES   INCOME (LOSS)      MENTS) TO      MENTS) TO
                                                PERIOD      TO AVERAGE      TO AVERAGE    AVERAGE NET    AVERAGE NET    PORTFOLIO
                                               (000'S)  NET ASSETS (c)  NET ASSETS (c)  ASSETS (c)(d)  ASSETS (c)(d)   TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)          $    25            0.88%           0.05%          1.19%         (0.27%)         8.45%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)          $     1            1.40%           1.36%          1.40%          1.36%          8.45%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)          $     1            1.40%           1.37%          1.40%          1.37%          8.45%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)          $    98            1.08%          (0.51%)         1.24%         (0.67%)         8.45%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)          $     1            0.70%           2.07%          0.70%          2.07%          8.45%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)          $ 1,072            0.33%           2.34%          0.50%          2.17%          8.45%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

(h)   The amount is less than $0.005.

38 | TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2035 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                            INVESTMENT ACTIVITIES                        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                         NET
                                                                    REALIZED
                                       NET ASSET                         AND
                                          VALUE,          NET     UNREALIZED   TOTAL FROM          NET                    NET ASSET
                                       BEGINNING   INVESTMENT       GAINS ON   INVESTMENT   INVESTMENT           TOTAL   VALUE, END
                                       OF PERIOD       INCOME    INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS    OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)     $10.00           --(h)        0.79         0.79        (0.03)          (0.03)       $10.76
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)     $10.00         0.02           0.76         0.78        (0.03)          (0.03)       $10.75
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)     $10.00         0.02           0.76         0.78        (0.03)          (0.03)       $10.75
------------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)     $10.00         0.03           0.75         0.78        (0.03)          (0.03)       $10.75
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)     $10.00         0.03           0.77         0.80        (0.04)          (0.04)       $10.76
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)     $10.00         0.04           0.76         0.80        (0.04)          (0.04)       $10.76
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------
                                                       NET ASSETS
                                                        AT END OF
                                               TOTAL       PERIOD
                                        RETURN(a)(b)      (000'S)
------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)           7.95%       $   28
------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)           7.82%       $    1
------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)           7.82%       $    1
------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)           7.85%       $    1
------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)           7.98%       $    1
------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)           8.00%       $1,075
------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                   RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
                                                                                           RATIO OF NET
                                                                               RATIO OF      INVESTMENT
                                                                  RATIO        EXPENSES          INCOME
                                                                 OF NET       (PRIOR TO       (PRIOR TO
                                              RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                              EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                            TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                        NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
-----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)             0.87%            0.10%           1.15%          (0.18%)         0.85%
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)             1.40%            1.24%           1.42%           1.22%          0.85%
-----------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)             1.40%            1.24%           1.42%           1.22%          0.85%
-----------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)             1.05%            1.80%           1.07%           1.78%          0.85%
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)             0.70%            1.93%           0.72%           1.91%          0.85%
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)             0.33%            2.28%           0.50%           2.11%          0.85%
-----------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

(h)   The amount is less than $0.005.

                                                  TARGET DESTINATION SERIES | 39

SECTION 7 NATIONWIDE DESTINATION 2040 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------
                                                          INVESTMENT ACTIVITIES                          DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        NET
                                                                   REALIZED
                                       NET ASSET                        AND
                                          VALUE,          NET    UNREALIZED   TOTAL FROM          NET                    NET ASSET
                                       BEGINNING   INVESTMENT      GAINS ON   INVESTMENT   INVESTMENT           TOTAL   VALUE, END
                                       OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS    OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f)(g)     $ 10.00         0.02          0.81         0.83        (0.03)          (0.03)      $ 10.80
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f)(g)     $ 10.00         0.02          0.82         0.84        (0.03)          (0.03)      $ 10.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f)(g)     $ 10.00         0.02          0.82         0.84        (0.03)          (0.03)      $ 10.81
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f)(g)     $ 10.00         0.02          0.82         0.84        (0.03)          (0.03)      $ 10.81
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f)(g)     $ 10.00         0.03          0.82         0.85        (0.04)          (0.04)      $ 10.81
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f)(g)     $ 10.00         0.04          0.82         0.86        (0.04)          (0.04)      $ 10.82
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------
                                                         NET ASSETS
                                                          AT END OF
                                                 TOTAL       PERIOD
                                         RETURN (a)(b)      (000'S)
--------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f)(g)              8.35%      $     1
--------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f)(g)              8.42%      $     1
--------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f)(g)              8.42%      $     1
--------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f)(g)              8.45%      $     2
--------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f)(g)              8.48%      $     1
--------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f)(g)              8.61%      $ 1,080
--------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                               RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                                                RATIO OF      INVESTMENT
                                                                   RATIO        EXPENSES          INCOME
                                                                  OF NET       (PRIOR TO       (PRIOR TO
                                               RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                               EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                             TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                         NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f)(g)              0.98%             1.11%           1.51%           0.58%          1.45%
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f)(g)              1.40%             1.13%           1.45%           1.07%          1.45%
------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f)(g)              1.40%             1.13%           1.45%           1.08%          1.45%
------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f)(g)              1.07%             1.09%           1.19%           0.97%          1.45%
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f)(g)              0.70%             1.83%           0.75%           1.77%          1.45%
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f)(g)              0.33%             2.10%           0.50%           1.93%          1.45%
------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

40 | TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2045 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------
                                                            INVESTMENT ACTIVITIES                         DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         NET
                                                                    REALIZED
                                        NET ASSET                        AND
                                           VALUE,          NET    UNREALIZED   TOTAL FROM          NET                    NET ASSET
                                        BEGINNING   INVESTMENT      GAINS ON   INVESTMENT   INVESTMENT           TOTAL   VALUE, END
                                        OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS    OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.02          0.88         0.90       (0.03)          (0.03)   $    10.87
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.02          0.87         0.89       (0.03)          (0.03)   $    10.86
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.02          0.87         0.89       (0.03)          (0.03)   $    10.86
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.02          0.87         0.89       (0.03)          (0.03)   $    10.86
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.03          0.87         0.90       (0.04)          (0.04)   $    10.86
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.04          0.87         0.91       (0.04)          (0.04)   $    10.87
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------
                                                        NET ASSETS
                                                         AT END OF
                                                TOTAL       PERIOD
                                        RETURN (a)(b)      (000'S)
------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)           9.06%   $        2
------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)           8.93%   $        1
------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)           8.93%   $        1
------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)           8.96%   $        6
------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)           8.98%   $        1
------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)           9.11%   $    1,085
------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                   RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
                                                                                           RATIO OF NET
                                                                               RATIO OF      INVESTMENT
                                                                  RATIO        EXPENSES          INCOME
                                                                 OF NET       (PRIOR TO       (PRIOR TO
                                              RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                              EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                            TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                        NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)            0.85%            1.32%           1.26%           0.91%          1.44%
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)            1.40%            0.90%           1.48%           0.82%          1.44%
----------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)            1.40%            0.90%           1.48%           0.82%          1.44%
----------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)            1.05%            1.25%           1.14%           1.16%          1.44%
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)            0.70%            1.59%           0.79%           1.50%          1.44%
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)            0.33%            2.01%           0.50%           1.84%          1.44%
----------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

                                                  TARGET DESTINATION SERIES | 41

SECTION 7 NATIONWIDE DESTINATION 2050 FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                             INVESTMENT ACTIVITIES                        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                          NET
                                                                     REALIZED
                                         NET ASSET          NET           AND
                                            VALUE,   INVESTMENT    UNREALIZED   TOTAL FROM          NET                    NET ASSET
                                         BEGINNING       INCOME      GAINS ON   INVESTMENT   INVESTMENT           TOTAL   VALUE, END
                                         OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS    OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)      $ 10.00       (0.01)          0.93         0.92       (0.03)          (0.03)      $ 10.89
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)      $ 10.00         0.02          0.89         0.91       (0.03)          (0.03)      $ 10.88
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)      $ 10.00         0.02          0.89         0.91       (0.03)          (0.03)      $ 10.88
------------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)      $ 10.00         0.01          0.91         0.92       (0.03)          (0.03)      $ 10.89
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)      $ 10.00         0.03          0.90         0.93       (0.04)          (0.04)      $ 10.89
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)      $ 10.00         0.04          0.90         0.94       (0.04)          (0.04)      $ 10.90
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                            NET ASSETS
                                                                             AT END OF
                                                                 TOTAL          PERIOD
                                                         RETURN (a)(b)         (000'S)
--------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)                            9.25%         $    53
--------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)                            9.13%         $     1
--------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)                            9.13%         $     1
--------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)                            9.25%         $    13
--------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)                            9.28%         $     1
--------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)                            9.41%         $ 1,092
--------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                               RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF NET
                                                                                           RATIO OF      INVESTMENT
                                                                              RATIO        EXPENSES   INCOME (LOSS)
                                                                             OF NET       (PRIOR TO       (PRIOR TO
                                                          RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                                          EXPENSES    INCOME (LOSS)       MENTS) TO       MENTS) TO
                                                        TO AVERAGE       TO AVERAGE     AVERAGE NET     AVERAGE NET    PORTFOLIO
                                                    NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)                        0.86%          (0.30%)           1.08%         (0.52%)          0.82%
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)                        1.39%           0.87%            1.49%          0.78%           0.82%
----------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)                        1.39%           0.87%            1.49%          0.77%           0.82%
----------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)                        1.06%           0.62%            1.17%          0.51%           0.82%
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)                        0.70%           1.57%            0.79%          1.48%           0.82%
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)                        0.33%           1.98%            0.50%          1.81%           0.82%
----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

42 | TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE RETIREMENT INCOME FUND

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------
                                                            INVESTMENT ACTIVITIES                      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         NET
                                                                    REALIZED
                                        NET ASSET                        AND
                                           VALUE,          NET    UNREALIZED   TOTAL FROM          NET                    NET ASSET
                                        BEGINNING   INVESTMENT      GAINS ON   INVESTMENT   INVESTMENT           TOTAL   VALUE, END
                                        OF PERIOD       INCOME   INVESTMENTS   ACTIVITIES       INCOME   DISTRIBUTIONS    OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.06          0.30         0.36       (0.03)          (0.03)   $    10.33
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.05          0.30         0.35       (0.03)          (0.03)   $    10.32
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.04          0.30         0.34       (0.03)          (0.03)   $    10.32
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.05          0.31         0.36       (0.03)          (0.03)   $    10.33
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.06          0.31         0.37       (0.04)          (0.04)   $    10.33
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)   $   10.00         0.07          0.31         0.38       (0.04)          (0.04)   $    10.34
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------
                                                        NET ASSETS
                                                         AT END OF
                                                TOTAL       PERIOD
                                        RETURN (a)(b)      (000'S)
------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)           3.64%   $        1
------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)           3.51%   $        1
------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)           3.51%   $        1
------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)           3.64%   $        1
------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)           3.67%   $        1
------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)           3.79%   $    1,033
------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
                                                                                           RATIO OF NET
                                                                               RATIO OF      INVESTMENT
                                                                  RATIO        EXPENSES          INCOME
                                                                 OF NET       (PRIOR TO       (PRIOR TO
                                              RATIO OF       INVESTMENT      REIMBURSE-      REIMBURSE-
                                              EXPENSES        INCOME TO       MENTS) TO       MENTS) TO
                                            TO AVERAGE          AVERAGE     AVERAGE NET     AVERAGE NET      PORTFOLIO
                                        NET ASSETS (c)   NET ASSETS (c)   ASSETS (c)(d)   ASSETS (c)(d)   TURNOVER (e)
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2007 (f) (g)            1.07%            3.18%           1.79%           2.46%          1.03%
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2007 (f) (g)            1.43%            2.59%           1.43%           2.59%          1.03%
----------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES
Period Ended October 31, 2007 (f) (g)            1.43%            2.59%           1.43%           2.59%          1.03%
----------------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES
Period Ended October 31, 2007 (f) (g)            1.07%            2.95%           1.07%           2.95%          1.03%
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2007 (f) (g)            0.72%            3.31%           0.72%           3.31%          1.03%
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2007 (f) (g)            0.33%            3.74%           0.50%           3.57%          1.03%
----------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f) For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g) Net investment income (loss) is based on average shares outstanding during the period.

                                                  TARGET DESTINATION SERIES | 43

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

Following is a description of the Underlying Funds that are currently eligible for each asset class. The mix of Underlying Funds held by an individual Fund depends on its selected allocation and the portfolio manager's assessment of current economic and market conditions. The following list of eligible Underlying Funds is subject to change at any time and without notice. In addition, Underlying Funds not identified in this Appendix may also be selected by the Adviser at its discretion. Prospectuses for the Underlying Funds should be referred to for more information.

U.S. STOCKS - LARGE CAP

NATIONWIDE S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500(R) Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a "passive" management approach and does not necessarily invest in all of the common stocks in the S&P 500(R), or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500(R) and in derivative instruments linked to the S&P 500(R). The Fund's portfolio consists of a statistically selected sample of stocks in the S&P 500(R) and in derivative instruments linked to the S&P 500(R), primarily exchange traded futures contracts. As a result, the Fund's average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500(R) as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER EQUITY FUNDS THAT INVEST IN LARGE-CAP U.S. STOCKS.

U.S. STOCKS - MID CAP

NATIONWIDE MID CAP MARKET INDEX FUND seeks to match the performance of the S&P Mid Cap 400(R) Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400(R) is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a "passive" management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400(R) and in derivative instruments linked to the S&P 400(R), primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400(R), or in the same weightings as in the S&P 400(R); however, the Fund's average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400(R) as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER EQUITY FUNDS THAT INVEST IN MID-CAP U.S. STOCKS.

U.S. STOCKS - SMALL CAP

NATIONWIDE SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000(R) Index as closely as possible before the deduction of Fund expenses. The Russell 2000(R) is a market weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a "passive" management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000(R) and in derivative instruments linked to the Russell 2000(R), primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000(R), or in the same weightings. However, the Fund's average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000(R) Index as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER EQUITY FUNDS THAT INVEST IN SMALL-CAP U.S. STOCKS.

INTERNATIONAL STOCKS

NATIONWIDE INTERNATIONAL INDEX FUND seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a "passive" management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund's market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER EQUITY FUNDS THAT INVEST IN INTERNATIONAL STOCKS.

EMERGING MARKET STOCKS

UNAFFILIATED EMERGING MARKET FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that invest primarily in equity securities of companies located in "emerging market countries." Under normal circumstances, such a fund invests primarily in equity securities of companies that are located in emerging markets or

44 | TARGET DESTINATION SERIES
developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. Unaffiliated emerging markets funds may include those that seek to track the performance of an index that measures the performance of emerging market stocks, such as the MSCI Emerging Markets Index. The MSCI Emerging Markets Index includes approximately 840 common stocks of companies located in emerging markets around the world. Investing in emerging market securities carries the same types of risks as those that apply to international securities generally, although the degree of risk is more significant with respect to emerging markets and developing countries.

COMMODITIES

UNAFFILIATED COMMODITY-LINKED FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments and fixed-income securities backing those instruments. These funds will invest primarily in commodity-linked structured notes and swaps designed to track the performance of one of the widely-recognized commodity indexes.

REITS

UNAFFILIATED REIT FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in equity securities issued by U.S. or international real estate investment trusts and companies engaged in the real estate industry. These Funds typically seek long-term capital appreciation, with income as a secondary objective. A company is considered to be a "real estate company" if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management or sale of real estate.

INTERMEDIATE-TERM BONDS

NATIONWIDE BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index ("Index") as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a "passive" management approach and invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund's exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER FIXED-INCOME FUNDS THAT INVEST IN U.S. INTERMEDIATE-TERM BONDS.

INFLATION-PROTECTED BONDS

UNAFFILIATED TIPS BOND FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in Treasury Inflation Protected Securities, also known as TIPS. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price.

INTERNATIONAL BONDS

UNAFFILIATED INTERNATIONAL BOND FUNDS. The Funds may invest in one or more unaffiliated mutual funds that, under normal circumstances, invest at least 80% of their net assets in fixed-income securities of foreign government and corporate issuers. Such fixed-income securities may include long-term and short-term foreign government bonds, participation interests in loans, debt obligations of foreign corporations, structured note derivatives, stripped securities, zero coupon securities and bonds issued by "supra-national" entities, such as the World Bank. These funds also may invest in securities that are rated below investment grade (commonly known as "junk bonds") and in securities issued in emerging market countries. In addition to the types of risk offered by funds that invest primarily in U.S. bonds, these funds also present the risks inherent in foreign securities and lower- or non-rated securities. These risks are more significant with respect to bonds and other fixed-income securities issued or traded in emerging markets and developing countries.

HIGH YIELD FIXED-INCOME

UNAFFILIATED U.S. HIGH YIELD FUNDS. The Funds may invest in one or more unaffiliated mutual funds that seek to provide a high level of current income as their primary investment objective. These funds may seek capital appreciation as a

                                                  TARGET DESTINATION SERIES | 45
secondary objective. Under normal circumstances, these funds invest primarily in higher yielding and generally lower quality debt securities (rated Ba or BB or below by a nationally recognized statistical rating organization.

SHORT-TERM BONDS

AFFILIATED AND UNAFFILIATED SHORT-TERM BONDS. The Funds may invest in one or more affiliated or unaffiliated mutual funds or exchange-traded funds that, under normal circumstances seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. Under normal circumstances, these funds invests primarily in U.S. government securities, U.S. government agency securities and corporate bonds that are investment grade. These funds also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed income securities that pay interest on either a fixed-rate or variable-rate basis. Short-term bond funds are generally managed so that their duration will not exceed three years, and a fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the fund's duration in order to minimize fluctuation of the fund's share value.

THE NATIONWIDE CONTRACT is not a mutual fund but is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. The Funds' portfolio management team believes the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund's investment in the Nationwide contract could hamper its performance.

THE FUNDS MAY ALSO INVEST IN OTHER FUNDS THAT INVEST PRIMARILY IN SHORT-TERM FIXED-INCOME INVESTMENTS.

MONEY MARKET INSTRUMENTS

NATIONWIDE MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund's dollar-weighted average maturity will be 90 days or less.

THE FUNDS MAY ALSO INVEST IN OTHER MONEY MARKET FUNDS OR MONEY MARKET
INSTRUMENTS.

46 | TARGET DESTINATION SERIES

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

                      This page intentionally left blank.

INFORMATION FROM NATIONWIDE FUNDS

Please read this Prospectus before you invest and keep it with your records. The following documents--which may be obtained free of charge--contain additional information about the Funds:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o     Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920 or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

BY OVERNIGHT MAIL:

Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:

800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Nationwide Funds' website at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o     on the SEC's EDGAR database via the Internet at www.sec.gov;

o     by electronic request to publicinfo@sec.gov;

o in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or

o by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents).

The Trust's Investment Company Act File No.: 811-08495

The Nationwide framemark and ON YOUR SIDE are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.


(C) 2008 Nationwide Funds Group. All rights reserved.                 PR-TD 8/08